UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Opportunities Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 92.0%

Security	Principal Amount (000’s omitted)	Value
Education — 6.1%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,101,670
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,044,093
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/32	915	1,133,648
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,182,120
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/34	1,385	1,701,805
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/46	3,785	4,601,008
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,027,023
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,076,045
California State University, 5.25%, 11/1/31	1,465	1,651,685

		$16,519,097

Electric Utilities — 2.7%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$949,326
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,206,090
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,623,794
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,327,314
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,065	1,122,734

		$7,229,258

Escrowed/Prerefunded — 2.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/29	$1,855	$1,977,041
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/34	2,500	2,639,625
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	370	412,646
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	500	557,630
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	455	474,970

		$6,061,912

General Obligations — 33.7%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$2,090	$2,506,934
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/24	865	1,038,943
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/28	2,170	2,692,362
California, 1.795%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	2,850	2,869,380
California, 2.16%, (SIFMA + 1.00%), 5/1/19(1)	3,000	3,015,060
California, 5.00%, 8/1/26	4,220	5,224,529
California, 5.50%, 11/1/35	2,500	2,761,125
California, 6.00%, 4/1/38	1,000	1,054,480
Dublin Unified School District, (Election of 2016), 5.00%, 8/1/33	1,355	1,665,241
Fremont Union High School District, 5.00%, 8/1/44	4,065	4,925,764
Glendale Community College District, (Election of 2016), 5.00%, 8/1/31	1,125	1,393,481

1

Security	Principal Amount (000’s omitted)	Value
Glendale Community College District, (Election of 2016), 5.00%, 8/1/32	$500	$616,415
Glendale Community College District, (Election of 2016), 5.00%, 8/1/33	750	920,280
Glendale Community College District, (Election of 2016), 5.00%, 8/1/34	1,530	1,868,558
Glendale Community College District, (Election of 2016), 5.00%, 8/1/35	1,000	1,216,500
Glendale Community College District, (Election of 2016), 5.00%, 8/1/36	1,000	1,212,690
Glendale Unified School District, (Election of 2011), 3.00%, 9/1/19	50	51,217
Grossmont Union High School District, (Election of 2004), 4.00%, 8/1/33	1,500	1,632,795
Los Alamitos Unified School District, 5.00%, 8/1/27	550	666,336
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,307,119
Marin Community College District, 4.00%, 8/1/34	3,000	3,337,860
Marin Community College District, (Election of 2016), 5.00%, 8/1/27	565	706,578
Mariposa County Unified School District, (Election of 2016), 4.00%, 8/1/42	2,320	2,536,502
Midpeninsula Regional Open Space District, Green Bonds, 4.00%, 9/1/35	1,000	1,109,870
Midpeninsula Regional Open Space District, Green Bonds, 4.00%, 9/1/36	1,000	1,108,080
Morgan Hill Unified School District, (Election of 2012), 5.00%, 8/1/41	1,250	1,518,250
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	879,435
Newport-Mesa Unified School District, 5.00%, 8/1/26	750	937,260
Newport-Mesa Unified School District, 5.00%, 8/1/28	1,250	1,582,838
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,200	5,610,384
San Diego Unified School District, (Election of 2012), Green Bonds, 5.00%, 7/1/30	1,000	1,244,550
San Diego Unified School District, (Election of 2012), Series F, 4.00%, 7/1/35	2,000	2,172,500
San Diego Unified School District, (Election of 2012), Series G, 4.00%, 7/1/35	1,000	1,091,220
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/21	555	621,384
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/30	655	810,680
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/31	500	621,280
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/35	500	609,680
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/41	2,500	3,024,625
Santa Clara County, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(2)	5,400	5,690,088
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/30	440	547,153
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/31	600	740,862
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/32	700	860,951
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34	500	609,680
Santa Monica-Malibu Unified School District, (Election of 2012), 5.00%, 7/1/32	500	617,920
Santa Rosa High School District, 5.00%, 8/1/25	500	611,670
Santa Rosa High School District, 5.00%, 8/1/26	850	1,056,125
Santa Rosa High School District, 5.00%, 8/1/27	375	472,238
Santa Rosa High School District, 5.00%, 8/1/28	400	500,556
Sonoma County Junior College District, 5.00%, 8/1/28	1,825	2,252,944
Southwestern Community College District, (Election of 2016), 4.00%, 8/1/32	500	560,805
Southwestern Community College District, (Election of 2016), 4.00%, 8/1/34	700	775,089
Southwestern Community College District, (Election of 2016), 4.00%, 8/1/36	700	769,510
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/31	1,000	1,220,390
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	1,000	1,207,350
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,193,620
Vista Unified School District, 5.00%, 8/1/27	1,280	1,548,749
Vista Unified School District, 5.00%, 8/1/28	900	1,079,856
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,214,660

		$91,692,401

2

Security	Principal Amount (000’s omitted)	Value
Hospital — 6.9%
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	$735	$837,481
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,192,748
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,722,945
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,592,025
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	3,225	3,784,860
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 8/15/43	550	641,905
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,329,760
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	113,592
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	921,000
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	229,710
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	932,704
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	588,915
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	188,956
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	120,174
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	171,174
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	486,655
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	545,190
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,333,818

		$18,733,612

Housing — 0.4%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/23	$475	$541,666
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/25	525	613,914

		$1,155,580

Insured-Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/22	$320	$318,739
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	125	123,238
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/24	130	126,496
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/24	300	291,915
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,508,985
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	1,802,480

		$4,171,853

Insured-General Obligations — 1.2%
Center Joint Unified School District, (BAM), 0.00%, 8/1/23	$1,250	$1,097,000
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/26	1,840	2,139,865

		$3,236,865

Insured-Special Tax Revenue — 1.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,163,758
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	619,797
Roseville Finance Authority, (AGM), 4.00%, 9/1/24	550	620,834
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/26	585	721,440

		$3,125,829

3

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 0.6%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$1,541,142

		$1,541,142

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 4/1/31	$1,480	$1,789,083
California Public Works Board, 5.00%, 4/1/32	1,000	1,205,170

		$2,994,253

Other Revenue — 3.1%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/31	$1,330	$1,429,311
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	1,740	2,010,222
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	2,580	2,973,037
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	1,655	1,920,545

		$8,333,115

Senior Living/Life Care — 2.7%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$689,667
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	298,775
California Municipal Finance Authority, (Channing House), 5.00%, 5/15/47	2,450	2,875,100
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	584,045
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	900,455
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	1,000	1,092,400
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	826,090

		$7,266,532

Special Tax Revenue — 10.8%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$419,768
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	671,750
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,525	1,757,227
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	646,578
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	516,899
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	498,226
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	601,691
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	398,808
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	579,275
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/36	4,900	6,003,921
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	563,500
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	221,375
Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/33	4,000	4,712,920
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/35	1,000	1,200,020
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/33	1,725	2,058,356

4

Security	Principal Amount (000’s omitted)	Value
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	$515	$577,449
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	862,335
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	3,605	4,340,204
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,905,796
Torrance Redevelopment Agency, 5.625%, 9/1/28	710	710,852

		$29,246,950

Transportation — 7.1%
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	$1,970	$2,224,642
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)	3,080	3,297,664
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,790,178
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/47	3,075	3,654,637
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,948,372
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/23	1,000	1,148,510
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/24	1,000	1,171,790
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/25	1,000	1,188,190

		$19,423,983

Water and Sewer — 10.7%
Dublin San Ramon Services District, Water Revenue, 3.125%, 8/1/41	$2,420	$2,390,065
East Bay Municipal Utility District, 5.00%, 6/1/32	2,450	2,952,029
East Bay Municipal Utility District, Green Bonds, 5.00%, 6/1/42	6,000	7,273,260
Long Beach, Sewer Revenue, 5.00%, 5/1/29	495	604,984
Long Beach, Sewer Revenue, 5.00%, 5/1/30	450	546,916
Metropolitan Water District of Southern California, 5.00%, 7/1/36	300	358,599
Orange County Water District, 5.00%, 8/15/28	500	625,850
Orange County Water District, 5.00%, 8/15/34	1,000	1,218,140
Riverside, Water System Revenue, 1.79%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	1,935	1,935,232
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/32(4)	150	176,375
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/33(4)	150	175,952
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/36(4)	495	577,516
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/37(4)	425	494,959
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39(4)	500	581,260
Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/43(4)	1,190	1,380,091

5

Security	Principal Amount (000’s omitted)	Value
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	$1,500	$1,825,125
San Francisco City and County Public Utilities Commission, Green Bonds, 5.00%, 11/1/38	5,180	6,069,613

		$29,185,966

Total Tax-Exempt Municipal Securities — 92.0% (identified cost $241,139,756)		$249,918,348

Taxable Municipal Securities — 13.7%

Security	Principal Amount (000’s omitted)	Value
Education — 2.8%
University of California, 3.063%, 7/1/25	$7,500	$7,591,425

		$7,591,425

Electric Utilities — 1.5%
Southern California Public Power Authority, (Apex Power), 3.458%, 7/1/23	$3,960	$4,120,855

		$4,120,855

General Obligations — 0.9%
San Mateo Union High School District, 2.699%, 9/1/25	$1,000	$993,700
Santa Clara County, (Election of 2016), 2.78%, 8/1/25	1,590	1,588,060

		$2,581,760

Hospital — 1.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,750	$4,069,350

		$4,069,350

Insured-Special Tax Revenue — 2.2%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$234,819
Successor Agency to Banning Redevelopment Agency, (AGM), 2.525%, 9/1/23	770	751,019
Successor Agency to Banning Redevelopment Agency, (AGM), 2.645%, 9/1/24	855	835,215
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.373%, 8/1/18	400	400,804
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	885,949
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	977,595
Successor Agency to Roseville Redevelopment Agency, (BAM), 3.27%, 9/1/31	1,185	1,134,318
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.00%, 12/1/19	260	257,616
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	130	128,422
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	300	298,251

		$5,904,008

Special Tax Revenue — 3.9%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$301,218
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	254,088
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	255,088
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	256,410
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	257,492
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	256,572
Successor Agency to San Jose Redevelopment Agency, 3.176%, 8/1/26	5,000	5,007,550
Successor Agency to San Marcos Redevelopment Agency, 3.00%, 10/1/25	1,500	1,493,460

6

Security	Principal Amount (000’s omitted)	Value
Successor Agency to San Marcos Redevelopment Agency, 3.25%, 10/1/30	$2,400	$2,328,576
Successor Agency to Stanton Redevelopment Agency, 1.75%, 12/1/18	220	218,458

		$10,628,912

Transportation — 0.9%
Port of Oakland, 2.92%, 11/1/24	$2,500	$2,465,050

		$2,465,050

Total Taxable Municipal Securities — 13.7% (identified cost $37,287,746)		$37,361,360

Total Investments — 105.7% (identified cost $278,427,502)		$287,279,708

Other Assets, Less Liabilities — (5.7)%		$(15,477,185)

Net Assets — 100.0%		$271,802,523

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 6.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 2.6% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $1,092,400 or 0.4% of the Fund’s net assets.

(4)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

7

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$249,918,348	$—	$249,918,348
Taxable Municipal Securities	—	37,361,360	—	37,361,360
Total Investments	$—	$287,279,708	$—	$287,279,708

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Massachusetts Municipal Income Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.9%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,205,881
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,946,156
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,337,679

		$12,489,716

Education — 22.5%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$2,000	$2,361,660
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/35	285	307,341
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/28	1,200	1,490,448
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/37	2,000	2,352,660
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,761,234
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,878,041
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,184,183
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,238,697
Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,981,770
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,776,868
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/27	1,800	2,266,632
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/29	1,900	2,366,507
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	3,000	3,884,670
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,843,750
University of Massachusetts Building Authority, 5.00%, 11/1/34	2,200	2,670,140

		$35,364,601

Escrowed/Prerefunded — 4.0%
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$1,140	$1,318,877
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	1,590	1,662,218
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,249,277
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,651,764
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	480	494,971

		$6,377,107

General Obligations — 15.7%
Arlington, 4.00%, 11/1/25	$1,025	$1,185,700
Danvers, 5.25%, 7/1/36	2,800	3,115,672
Lexington, 4.00%, 2/1/23	1,095	1,215,888
Massachusetts, 5.00%, 4/1/26	1,085	1,333,085
Massachusetts, 5.00%, 3/1/31	4,000	4,649,440
Nantucket, 5.00%, 11/1/25	1,330	1,631,790

1

Security	Principal Amount (000’s omitted)	Value
Nantucket, 5.00%, 11/1/26	$700	$874,930
Plymouth, 5.00%, 5/1/26	710	781,838
Plymouth, 5.00%, 5/1/28	1,160	1,275,003
Plymouth, 5.00%, 5/1/31	1,090	1,194,738
Plymouth, 5.00%, 5/1/32	1,000	1,095,080
Wayland, 5.00%, 2/1/33	1,790	1,968,642
Wayland, 5.00%, 2/1/36	2,680	2,960,221
Wellesley, 4.00%, 6/1/24	565	640,303
Winchester, 5.00%, 4/15/36	775	858,413

		$24,780,743

Hospital — 13.3%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,221,594
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,163,067
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	2,750	3,205,262
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,291,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,750	2,068,552
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,153,291
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	760	880,460
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,210,840
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,253,306
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,759,920
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	787,733

		$20,995,025

Industrial Development Revenue — 1.4%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$2,200	$2,201,848

		$2,201,848

Insured-Education — 8.7%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,668,600
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	5,460	7,044,001

		$13,712,601

Insured-Escrowed/Prerefunded — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$1,395	$1,481,853
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	65	67,257

		$1,549,110

Insured-Special Tax Revenue — 5.4%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,100,313
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,445,365

		$8,545,678

Insured-Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$715	$719,848

		$719,848

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 7.4%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,795,775
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,937,533

		$11,733,308

Other Revenue — 2.8%
Massachusetts Development Finance Agency, (Broad Institute), 5.00%, 4/1/32	$2,000	$2,441,580
Massachusetts Development Finance Agency, (WGBH Educational Foundation), 4.00%, 1/1/34	970	1,049,744
Massachusetts Development Finance Agency, (WGBH Educational Foundation), 5.00%, 1/1/23	775	883,802

		$4,375,126

Senior Living/Life Care — 2.3%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$557,749
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	615	615,086
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	2,465	2,464,951

		$3,637,786

Special Tax Revenue — 4.3%
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/42	$4,250	$5,096,557
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,630,203

		$6,726,760

Transportation — 5.7%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,384,040
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,044,300
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,498,535

		$8,926,875

Total Tax-Exempt Investments — 102.9% (identified cost $148,127,278)		$162,136,132

Other Assets, Less Liabilities — (2.9)%		$(4,614,553)

Net Assets — 100.0%		$157,521,579

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 22.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 11.3% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $5,281,885 or 3.4% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	50	Short	Mar-18	$(7,650,000)	$15,531

					$15,531

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $15,531.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$162,136,132	$—	$162,136,132
Total Investments	$—	$162,136,132	$—	$162,136,132
Futures Contracts	$15,531	$—	$—	$15,531
Total	$15,531	$162,136,132	$—	$162,151,663

4

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Municipal Income Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 105.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$12,036,400
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/47	8,500	10,191,500
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	19,750	22,915,332

		$45,143,232

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$4,395,695

		$4,395,695

Education — 8.1%
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/43	$8,000	$8,636,080
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29	3,000	3,760,020
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/30	3,000	3,742,410
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	6,520	8,020,056
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/40	12,940	13,922,664
New York Dormitory Authority, (New York University), 5.00%, 7/1/33	7,500	8,958,600
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,172,342
Rutgers State University, NJ, 5.00%, 5/1/43(2)	37,000	41,605,760
University of California, 5.25%, 5/15/36	7,080	8,351,568
University of California, 5.25%, 5/15/37	13,000	15,326,350
University of California, 5.25%, 5/15/38	7,700	9,072,910
University of California, 5.25%, 5/15/42	10,000	12,302,300
University of Minnesota, 5.00%, 9/1/35	4,605	5,627,356
University of Texas, 3.00%, 8/15/35	1,750	1,742,843
University of Virginia, 5.00%, 4/1/38	27,060	32,811,062
University of Virginia, 5.00%, 4/1/39	32,640	39,546,950

		$224,599,271

Electric Utilities — 6.5%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,217,136
Omaha Public Power District, NE, 5.00%, 2/1/39	14,190	16,457,988
Owensboro, KY, Electric Light and Power System Revenue, 4.00%, 1/1/26	1,750	1,956,623
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	7,045,032
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	5,625	6,506,662
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(2)	41,100	42,645,360
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,243,100
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	26,447,850

Security	Principal Amount (000’s omitted)	Value
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	$27,500	$32,257,500
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	25,180	26,545,008

		$180,322,259

Escrowed/Prerefunded — 7.2%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,657,712
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	10,355,489
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	15,604,422
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	350	376,201
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	375	403,950
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	5,146,557
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	22,875	24,709,117
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	4,800	5,046,864
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	4,100,577
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	636,115
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,842,944
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,971,602
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	13,385,394
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	19,725,414
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	4,248,464
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	4,013,372
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	11,305,700
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,805,550
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	13,640,875
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,089,920
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(2)	14,590	15,074,534
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	10,795	11,268,792
Washington, Prerefunded to 2/1/21, 5.00%, 2/1/33	14,100	15,493,785

		$198,903,350

General Obligations — 21.0%
Arlington County, VA, 5.00%, 8/15/27	$9,255	$11,672,869
Arlington County, VA, 5.00%, 8/15/29	9,455	11,868,672
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/35	5,000	5,879,300
Bergen County Improvement Authority, NJ, 5.00%, 2/15/21	500	549,710
Bexar County, TX, 5.00%, 6/15/32	3,000	3,616,230
California, 5.00%, 8/1/26	8,440	10,449,058
California, 5.00%, 8/1/46	10,000	11,834,400
Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,085,395
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/38	760	802,522
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/39	1,000	1,055,070
Clackamas Community College District, OR, 5.00%, (0.00% until 6/15/20), 6/15/40	1,250	1,317,725

Security	Principal Amount (000’s omitted)	Value
Dallas, TX, 5.00%, 2/15/24	$10,530	$12,287,246
East Hampton Union Free School District, NY, 4.00%, 6/1/26	3,765	4,345,714
Fremont Union High School District, CA, 5.00%, 8/1/44	17,730	21,484,327
Gallatin County High School District No. 7, (Bozeman), MT, 4.00%, 6/1/34	750	834,495
Gallatin County High School District No. 7, (Bozeman), MT, 4.00%, 6/1/36	1,230	1,357,772
Glendale Community College District, CA, (Election of 2016), 5.25%, 8/1/41	10,000	12,425,500
Guilford County, NC, 4.00%, 3/1/21	10,675	11,444,347
Illinois, 5.00%, 2/1/24	10,705	11,570,927
Illinois, 5.00%, 11/1/24	11,295	12,272,582
Illinois, 5.00%, 2/1/27	18,500	19,818,495
Illinois, 5.00%, 11/1/29	15,000	16,309,950
Illinois, 5.25%, 7/1/30	6,150	6,616,847
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,211,053
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,714,880
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,514,622
Maryland, 4.00%, 6/1/27	8,700	9,780,975
Maryland, 5.00%, 8/1/23	17,150	20,119,351
Massachusetts, 5.00%, 7/1/35	10,000	11,924,800
Massachusetts, 5.00%, 7/1/36	21,160	25,200,714
Massachusetts, 5.00%, 3/1/37	10,900	12,527,261
Minnesota, 5.00%, 10/1/33	11,805	14,538,094
New York, NY, 4.00%, 10/1/41	5,000	5,437,200
New York, NY, 5.00%, 8/1/33	10,000	11,919,200
North Slope Borough, AK, 5.00%, 6/30/22	10,000	10,804,300
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,307,800
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	42,901,064
Santa Clara County, CA, (Election of 2008), Prerefunded to 8/1/19, 5.00%, 8/1/39(2)	57,400	60,483,528
Santa Monica Community College District, CA, (Election of 2008), 5.00%, 8/1/35	7,000	8,522,150
Washington, 5.00%, 8/1/22	7,525	8,606,944
Washington, 5.00%, 2/1/33	17,200	20,010,480
Washington, 5.00%, 8/1/33	16,140	19,526,979
Washington, 5.00%, 8/1/34	15,000	18,091,050
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,648,614
Wisconsin, 5.00%, 11/1/27	5,000	6,241,550
Wisconsin, 5.00%, 11/1/28	1,000	1,242,560
Wisconsin, 5.00%, 11/1/30	5,000	6,146,250
Wisconsin, 5.00%, 5/1/38	25,000	29,324,750

		$582,645,322

Hospital — 8.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,313,206
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)	36,700	39,210,647
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	20,135,484
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	29,107,768

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	$13,675	$15,360,444
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,200	2,543,024
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,547,000
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,684,400
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,840,600
Lexington County Health Services District, SC, 5.00%, 11/1/21	250	277,888
Lexington County Health Services District, SC, 5.00%, 11/1/22	300	340,326
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/20	780	817,838
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/21	500	533,695
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/22	500	541,900
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/22	320	363,133
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	3,005	3,441,476
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/22	1,250	1,423,300
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/23	1,500	1,739,700
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42	2,500	2,921,200
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/47	4,500	4,964,220
Minneapolis and St. Paul Housing Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/22	545	626,036
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,616,340
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/35	1,500	1,769,850
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/23	220	253,647
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/37	1,600	1,856,944
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	4,250	5,235,787
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,594,051
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,097,795
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,585,790
Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	17,589,123
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,795,431

		$247,128,043

Housing — 0.4%
Nebraska Investment Finance Authority, Single Family Housing Revenue, (AMT), (FHLMC), (FNMA), (GNMA), 1.60%, 3/1/21	$1,145	$1,124,127
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,456,566

		$11,580,693

Industrial Development Revenue — 1.6%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,239,894
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	365	378,549
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	30,091,505
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	5,054,450

		$43,764,398

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 0.0%(3)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$845	$879,789

		$879,789

Insured-Escrowed/Prerefunded — 0.7%
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), Prerefunded to 10/1/18, 5.25%, 10/1/41	$18,775	$19,279,672

		$19,279,672

Insured-General Obligations — 0.2%
Atlantic City, NJ, (AGM), 5.00%, 3/1/25	$750	$870,082
Atlantic City, NJ, (AGM), 5.00%, 3/1/26	500	587,710
Atlantic City, NJ, (AGM), 5.00%, 3/1/27	650	772,337
Atlantic City, NJ, (AGM), 5.00%, 3/1/32	1,750	2,034,567
West Bloomfield School District, MI, (AGM), 4.00%, 5/1/21	540	577,109

		$4,841,805

Insured-Hospital — 0.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$13,065,240

		$13,065,240

Insured-Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$29,535,180

		$29,535,180

Insured-Special Tax Revenue — 3.4%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,130,710
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,006,402
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	14,642,973
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	42,234,688
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	20,313,543

		$95,328,316

Insured-Student Loan — 0.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$18,590	$18,716,040

		$18,716,040

Insured-Transportation — 2.0%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,610,568
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	2,980	3,136,659
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	46,443,149

		$55,190,376

Lease Revenue/Certificates of Participation — 1.1%
Cabarrus County, NC, Limited Obligation Bonds, 4.00%, 6/1/20	$825	$870,235
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/26	10,000	12,210,600
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/28	5,250	6,588,330
Wake County, NC, Limited Obligation Bonds, 5.00%, 12/1/34	9,500	11,394,870

		$31,064,035

Security	Principal Amount (000’s omitted)	Value
Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$7,110	$7,251,702

		$7,251,702

Other Revenue — 3.0%
Burke County, NC, Limited Obligation Bonds, 4.00%, 4/1/20	$250	$262,830
Burke County, NC, Limited Obligation Bonds, 4.00%, 4/1/21	75	80,372
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	250	62,500
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,786,700
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(5)	4,586	4,585,866
Oregon, Lottery Revenue, 5.00%, 4/1/35	1,500	1,818,795
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	21,135	25,413,569
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,422,379
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	33,153,914
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.148%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(6)	1,000	999,930

		$83,586,855

Senior Living/Life Care — 0.8%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(4)	$409	$110,475
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	5,500	5,830,990
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	13,248,911
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,141,714
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	591,045

		$20,923,135

Special Tax Revenue — 7.9%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/35	$4,805	$5,896,696
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/38	4,750	5,797,518
Maryland Department of Transportation, 4.00%, 9/1/27	6,995	8,191,565
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.25%, 11/15/33	10,000	12,490,300
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	400	400,011
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	7,555	9,046,357
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/36	5,000	5,964,650
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	8,550	9,900,729
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	8,125	9,310,112
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	4,810	5,734,193
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39	15,000	17,950,200
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/38	3,000	3,575,610
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/39	3,000	3,572,940
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	12,500	14,075,000
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	19,075	22,885,231
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,617,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	15,000	17,874,150
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	625	750,975

Security	Principal Amount (000’s omitted)	Value
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	$10,000	$11,856,300
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/34	14,200	17,289,778
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/31	10,000	11,886,900
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	485	484,995
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	355	327,275
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	1,072,153
Texas Transportation Commission, 5.00%, 4/1/33(2)	10,000	11,631,300

		$217,582,138

Student Loan — 0.4%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$4,060	$4,241,441
Massachusetts Educational Financing Authority, (AMT), 4.00%, 7/1/20	375	392,134
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,602,888

		$10,236,463

Transportation — 18.1%
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	$2,105	$2,385,681
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,448,300
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,880,309
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,917,275
Chicago, IL, (O’Hare International Airport), Series 2016C, 5.00%, 1/1/36	6,000	6,948,960
Chicago, IL, (O’Hare International Airport), Series 2017B, 5.00%, 1/1/36	8,000	9,418,720
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,280,644
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	18,221,175
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,279,003
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/28	1,000	1,103,070
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,332,420
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	13,222,180
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	5,830	6,731,435
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,370,936
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,507,027
Illinois Toll Highway Authority, 5.00%, 1/1/33	3,365	3,864,938
Illinois Toll Highway Authority, 5.00%, 1/1/39	6,850	8,070,807
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)	18,180	19,440,419
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	23,614,600
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(2)	7,200	7,708,824
Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,000,880
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,193,273
Metropolitan Transportation Authority, NY, 5.00%, 11/15/30	8,000	9,832,720
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	5,550	6,507,153
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,735	3,893,401
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	16,800	10,775,016
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	2,000	2,356,080
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,600	27,129,380
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,422,400
New Jersey Turnpike Authority, 4.00%, 1/1/43	5,000	5,335,450
New Jersey Turnpike Authority, 5.00%, 1/1/32	5,000	6,045,300
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,699,100

Security	Principal Amount (000’s omitted)	Value
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	$7,425	$8,645,596
New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	5,760	6,992,467
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,465	8,224,340
North Texas Tollway Authority, 5.00%, 1/1/30	10,650	12,661,891
North Texas Tollway Authority, 5.00%, 1/1/31	2,000	2,361,860
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	3,145	3,372,667
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	12,815,611
Pennsylvania Turnpike Commission, 5.00%, 12/1/28	1,500	1,821,495
Pennsylvania Turnpike Commission, 5.00%, 12/1/35	1,250	1,479,412
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,511,156
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/33	2,000	2,340,960
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/30	250	303,125
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	29,115,920
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/36	4,000	4,671,200
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/37	1,000	1,165,210
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/49	2,000	2,281,180
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/47	27,690	32,909,565
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	32,723,856
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	26,396,833
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/42	3,750	4,514,212
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	24,390	25,210,723

		$502,456,155

Water and Sewer — 9.3%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$24,613,875
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,335,699
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	61,759,025
East Bay Municipal Utility District, CA, 5.00%, 6/1/34	5,355	6,371,058
East Bay Municipal Utility District, CA, 5.00%, 6/1/36	10,000	11,882,400
East Bay Municipal Utility District, CA, 5.00%, 6/1/37	13,430	15,857,472
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/42	20,000	24,244,200
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.25%, 6/1/47	10,000	12,265,000
Macomb Interceptor Drain Drainage District, MI, 5.00%, 5/1/21	730	808,103
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,094,733
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,896,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/46	8,255	9,829,146
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(2)	32,355	32,979,451
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,650,400
Pearland, TX, Water and Sewer System Revenue, 5.00%, 9/1/22	480	548,597
San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/35	4,455	5,254,049
San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/36	4,685	5,512,277
Santa Clara Valley Water District, CA, 5.00%, 6/1/41	10,000	11,705,900

Security	Principal Amount (000’s omitted)	Value
Tucson, AZ, Water System Revenue, 5.00%, 7/1/24	$1,000	$1,191,250
Tucson, AZ, Water System Revenue, 5.00%, 7/1/25	1,100	1,332,023

		$258,130,658

Total Tax-Exempt Municipal Securities — 105.0% (identified cost $2,764,260,678)		$2,906,549,822

Taxable Municipal Securities — 5.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$1,832	$549,513

		$549,513

Education — 0.6%
University of California, 3.063%, 7/1/25	$16,270	$16,468,331

		$16,468,331

General Obligations — 2.0%
Chicago, IL, 7.517%, 1/1/40(8)	$21,895	$25,405,425
Chicago, IL, 7.75%, 1/1/42	11,005	12,236,570
Georgia, 2.62%, 2/1/26	11,035	10,976,735
Mobile, AL, 2.739%, 2/15/24	3,000	2,972,760
Mobile, AL, 2.824%, 2/15/25	3,000	2,969,910

		$54,561,400

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$37,166,730

		$37,166,730

Insured-Transportation — 1.4%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$15,671,250
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	22,721,817

		$38,393,067

Special Tax Revenue — 0.5%
New York Urban Development Corp., Personal Income Tax Revenue, 3.12%, 3/15/25	$13,500	$13,565,340

		$13,565,340

Total Taxable Municipal Securities — 5.8% (identified cost $148,137,253)		$160,704,381

Total Investments — 110.8% (identified cost $2,912,397,931)		$3,067,254,203

Other Assets, Less Liabilities — (10.8)%		$(299,463,615)

Net Assets — 100.0%		$2,767,790,588

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	20.7%
New York	18.0%
Texas	15.4%
Others, representing less than 10% individually	56.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 4.3% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Amount is less than 0.05%.

(4)	Security is in default and making only partial interest payments.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $4,585,866 or 0.2% of the Fund’s net assets.

(6)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(7)	Issuer is in default with respect to interest and/or principal payments.

(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	1,500	Short	Mar-18	$ (229,500,000)	$465,930

					$465,930

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

Currency Abbreviations:

USD	-	United States Dollar

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $465,930.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$2,906,549,822	$—	$2,906,549,822
Taxable Municipal Securities	—	160,704,381	—	160,704,381
Total Investments	$—	$3,067,254,203	$—	$3,067,254,203
Futures Contracts	$465,930	$—	$—	$465,930
Total	$465,930	$3,067,254,203	$—	$3,067,720,133

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 103.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,305,024
New York Environmental Facilities Corp., Green Bonds, 4.00%, 8/15/34	4,115	4,520,410
New York Environmental Facilities Corp., Green Bonds, 5.00%, 8/15/38	1,000	1,210,600
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	8,520,624

		$20,556,658

Cogeneration — 0.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$2,580	$2,581,135

		$2,581,135

Education — 14.0%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$282,158
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	300	355,347
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	662,026
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	567,775
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/18	690	701,095
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	174,425
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	214,517
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	207,986
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	230,284
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,450	1,637,122
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	269,735
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	297,263
Monroe County Industrial Development Corp., (University of Rochester), Series 2017C, 4.00%, 7/1/43	2,945	3,179,157
Monroe County Industrial Development Corp., (University of Rochester), Series 2017D, 4.00%, 7/1/43	1,690	1,824,372
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	5,900,757
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,650	1,733,407
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,413,400
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,513,800
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,624,650
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/40	4,310	4,637,301
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	350	405,346
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/32	500	600,385
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/33	650	768,755
New York Dormitory Authority, (New York University), 5.00%, 7/1/33	2,500	2,986,200
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	277,918

1

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (State University), 5.50%, 5/15/19	$2,000	$2,051,540
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	6,009,740
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,022,118
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,672,489
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,062,923
St. Lawrence County Industrial Development Agency, (St. Lawrence University), 5.00%, 7/1/36	400	465,132
Tompkins County Development Corp., (Ithaca College), 5.00%, 7/1/32	300	361,254
Tompkins County Development Corp., (Ithaca College), 5.00%, 7/1/34	170	203,720

		$61,314,097

Electric Utilities — 2.5%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/42	$1,500	$1,774,800
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	2,930	3,102,636
New York Power Authority, 5.00%, 11/15/31	1,000	1,122,570
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,385,181
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,711,266

		$11,096,453

Escrowed/Prerefunded — 2.2%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,375,416
New York City, Prerefunded to 4/1/19, 5.30%, 4/1/27	155	162,271
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	3,480	3,646,448
Saratoga County, Prerefunded to 7/15/18, 4.75%, 7/15/37	1,000	1,017,790
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,370	3,481,918

		$9,683,843

General Obligations — 9.0%
Bronxville Union Free School District, 5.00%, 9/1/26	$515	$647,077
Bronxville Union Free School District, 5.00%, 9/1/27	530	675,988
Islip, 4.00%, 10/15/24	1,000	1,148,130
Nassau County, 5.00%, 10/1/30	2,000	2,418,420
Nassau County, 5.00%, 10/1/37	1,240	1,468,867
New York City, 4.00%, 8/1/34	6,245	6,881,678
New York City, 4.00%, 10/1/40	2,000	2,176,660
New York City, 5.00%, 8/1/28	5,000	6,026,750
New York City, 5.00%, 8/1/32	1,250	1,455,737
New York City, 5.00%, 8/1/37	1,000	1,181,760
New York City, 5.30%, 4/1/27	95	99,360
New York City, 5.375%, 4/1/36	1,520	1,591,729
New York City, 6.25%, 10/15/28	170	176,506
Southampton Union Free School District, 4.00%, 6/1/24	1,480	1,690,752
Southampton Union Free School District, 4.00%, 6/1/25	1,540	1,785,645
Southampton Union Free School District, 4.00%, 6/1/26	1,605	1,883,548
Westchester County, 4.00%, 7/1/29	4,000	4,643,640
Westchester County, 4.00%, 7/1/33	1,545	1,760,806
Westchester County, 4.00%, 7/1/34	1,605	1,823,328

		$39,536,381

Hospital — 6.3%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,250	$1,455,850
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	411,928
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,435	2,700,098

2

Security	Principal Amount (000’s omitted)	Value
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	$1,140	$1,295,336
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/27	835	1,043,266
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	2,500	2,701,475
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	1,500	1,740,165
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	4,062,100
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	4,500	5,126,175
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	1,420	1,479,455
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,830	2,951,662
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,420,366
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	460	510,628

		$27,898,504

Housing — 2.5%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/27	$550	$655,056
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	300	355,566
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	785	923,945
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	742,734
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	523,796
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,279,891
New York City Housing Development Corp., 3.45%, 11/1/37	1,140	1,149,325
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,085,240
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,057,530
Westchester County Local Development Corp., (Purchase Housing Corp.II), 5.00%, 6/1/27	235	278,362
Westchester County Local Development Corp., (Purchase Housing Corp.II), 5.00%, 6/1/28	200	235,996
Westchester County Local Development Corp., (Purchase Housing Corp.II), 5.00%, 6/1/29	200	235,272
Westchester County Local Development Corp., (Purchase Housing Corp.II), 5.00%, 6/1/42	1,250	1,430,462

		$10,953,175

Industrial Development Revenue — 2.9%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,010,800
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	4,020	4,017,106
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(2)	2,580	2,581,522

		$12,609,428

Insured-Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,634,318

		$8,634,318

Insured-Electric Utilities — 1.0%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	$4,250	$4,500,410

		$4,500,410

Insured-Escrowed/Prerefunded — 3.9%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/21	$1,875	$1,984,237
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/22	2,700	2,857,302

3

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	$1,525	$1,255,350
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	14,980	11,106,472

		$17,203,361

Insured-General Obligations — 2.1%
Monroe County, (AGM), 5.00%, 6/1/23	$3,195	$3,668,307
Oyster Bay, (AGM), 4.00%, 8/1/28	3,295	3,542,949
Suffolk County, (AGM), 5.00%, 10/15/26	1,600	1,934,672

		$9,145,928

Insured-Other Revenue — 1.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$8,000	$5,549,600
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	1,690	1,124,425

		$6,674,025

Insured-Transportation — 0.5%
Metropolitan Transportation Authority, (AGM), 1.619%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(3)	$1,250	$1,255,675
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	930	978,890

		$2,234,565

Lease Revenue/Certificates of Participation — 3.1%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/35	$2,225	$2,653,891
Hudson Yards Infrastructure Corp., 5.00%, 2/15/37	3,045	3,629,244
New York Urban Development Corp., 5.70%, 4/1/20	6,925	7,267,718

		$13,550,853

Other Revenue — 5.9%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$6,000	$3,702,060
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	1,500	1,765,695
New York City Transitional Finance Authority, (Building Aid), 4.00%, 7/15/36	4,455	4,899,564
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	1,125	1,329,210
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/35	1,500	1,799,430
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,036,830
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,007,628
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/24	445	497,225
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/25	455	512,976
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/26	590	669,916
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/32	280	303,920
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/34	750	807,623
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	715	857,085
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,596,950

		$25,786,112

Senior Living/Life Care — 2.6%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$762,658
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	758,816

4

Security	Principal Amount (000’s omitted)	Value
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$4,989,870
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	750,233
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	316,480
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,614,071
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	108,164
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,085,360

		$11,385,652

Special Tax Revenue — 17.9%
Metropolitan Transportation Authority, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/33	$2,500	$3,050,775
Metropolitan Transportation Authority, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/35	5,250	6,320,370
Metropolitan Transportation Authority, Dedicated Tax Revenue, Green Bonds, 5.25%, 11/15/33	2,500	3,122,575
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,676,150
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,190	2,610,786
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	1,500	1,735,980
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,410,250
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/41	1,750	2,054,465
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	1,665	1,198,833
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	2,500	3,059,850
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	210	244,127
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	5,500	5,746,950
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	725	793,491
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,335	3,946,239
New York Dormitory Authority, Personal Income Tax Revenue, Series 2016A, 5.00%, 2/15/43	5,000	5,908,200
New York Dormitory Authority, Personal Income Tax Revenue, Series 2016B, 5.00%, 2/15/43	2,500	2,815,000
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	5,000	5,905,600
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	4,600	5,357,022
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	2,500	2,999,375
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	2,000	2,404,300
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	6,017,250
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	5,985,500

		$78,363,088

Transportation — 12.7%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/36	$1,000	$1,179,960
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	875	1,030,173
Metropolitan Transportation Authority, Series 2011C, 5.00%, 11/15/27	2,930	3,273,982
Metropolitan Transportation Authority, Series 2016B, 5.00%, 11/15/35	4,230	5,003,456
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	600	384,822
Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	5,000	3,083,400
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/32	2,800	3,092,488
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/26	2,000	2,452,440

5

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/28	$4,500	$5,632,740
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,052,210
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,103,690
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	3,100	3,415,332
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,382,340
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,087,050
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/36	2,175	2,620,462
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	1,920	2,307,917
Triborough Bridge and Tunnel Authority, Series 2008B, 5.00%, 11/15/38	1,000	1,189,290
Triborough Bridge and Tunnel Authority, Series 2015A, 5.00%, 11/15/40	1,735	2,037,879
Triborough Bridge and Tunnel Authority, Series 2017A, 5.00%, 11/15/42	2,000	2,389,360
Triborough Bridge and Tunnel Authority, Series 2017B, 5.00%, 11/15/38	1,160	1,392,220
Triborough Bridge and Tunnel Authority, Series 2017C, 5.00%, 11/15/42	1,375	1,655,211
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	5,630	5,819,449

		$55,585,871

Water and Sewer — 5.1%
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/37	$5,000	$5,477,700
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	2,500	2,923,675
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/38	4,835	5,792,668
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46	3,865	4,602,017
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,047,970
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,655	2,706,242

		$22,550,272

Total Tax-Exempt Municipal Securities — 103.0% (identified cost $427,470,396)		$451,844,129

Taxable Municipal Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.8%
New York Urban Development Corp., Personal Income Tax Revenue, 3.12%, 3/15/25	$3,500	$3,516,940

Total Taxable Municipal Securities — 0.8% (identified cost $3,569,981)		$3,516,940

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(2)(4)(5)	400	$1,146,071

6

Value

Total Miscellaneous — 0.3% (identified cost $1,280,000)	$1,146,071

Total Investments — 104.1% (identified cost $432,320,377)	$456,507,140

Other Assets, Less Liabilities — (4.1)%	$(17,836,643)

Net Assets — 100.0%	$438,670,497

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 10.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 2.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $12,870,874 or 2.9% of the Fund’s net assets.

(3)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Mar-18	$(19,584,000)	$39,759

					$39,759

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

Currency Abbreviations:

USD	-	United States Dollar

7

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $39,759.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$451,844,129	$—	$451,844,129
Taxable Municipal Securities	—	3,516,940	—	3,516,940
Miscellaneous	—	—	1,146,071	1,146,071
Total Investments	$—	$455,361,069	$1,146,071	$456,507,140
Futures Contracts	$39,759	$—	$—	$39,759
Total	$39,759	$455,361,069	$1,146,071	$456,546,899

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented.

At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Ohio Municipal Income Fund

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.9%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.93%, (SIFMA + 0.22%), 12/1/20(1)	$1,700	$1,699,848
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,085,980
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	3,105	3,602,638

		$6,388,466

Education — 8.8%
Kent State University, 5.00%, 5/1/30	$1,185	$1,418,255
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	427,634
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	361,701
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,163,840
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	300	322,080
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,634,455
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,271,660
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,025,288
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	632,445
Ohio State University, 5.00%, 12/1/29	1,060	1,352,878
Ohio University, 5.00%, 12/1/35	500	594,085
University of Cincinnati, 5.00%, 6/1/34	585	690,446
University of Cincinnati, 5.00%, 6/1/45	2,000	2,361,760

		$14,256,527

Electric Utilities — 2.4%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/41	$1,000	$1,149,320
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,121,751
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	687,564

		$3,958,635

Escrowed/Prerefunded — 2.7%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$1,000	$1,143,890
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,330	1,524,592
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	1,495	1,634,110
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	57,541

		$4,360,133

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.1%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,036,050
Northwest Local School District, 5.00%, 12/1/40	500	569,755
Ohio, 5.00%, 5/1/33	1,500	1,826,955

		$3,432,760

Hospital — 16.4%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,690,761
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,304,411
Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,366,970
Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	882,690
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,726,750
Butler County, (UC Health), 4.00%, 11/15/37	920	956,515
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	896,152
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	950	1,008,824
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,385,820
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47	1,470	1,710,815
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	809,038
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	650	678,243
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	496,524
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	939,139
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,702,905
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	509,720
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,210	2,362,158
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	236,440

		$26,663,875

Industrial Development Revenue — 1.5%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,387,188

		$2,387,188

Insured-Education — 0.1%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$182,476

		$182,476

Insured-Electric Utilities — 7.8%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$256,160
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	1,500	1,765,230
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	1,904,467
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,411,220
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,940,200
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,553,237
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	888,390

		$12,718,904

2

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 8.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,062,919
Lorain County, (Catholic Healthcare Partners), (AGM), Prerefunded to 5/8/18, 5.00%, 2/1/29	5,150	5,222,615
Lorain County, (Catholic Healthcare Partners), (AGM), Prerefunded to 5/8/18, 5.00%, 2/1/29(2)	5,150	5,222,615

		$14,508,149

Insured-General Obligations — 25.2%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,301,664
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	7,500	9,622,050
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,514,233
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,381,317
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,553,983
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,296,400
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,307,964

		$40,977,611

Insured-Transportation — 8.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,296,512
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,828,650
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,709,655
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	5,000	5,543,350

		$14,378,167

Other Revenue — 2.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,535	$2,540,425
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,594,907

		$4,135,332

Senior Living/Life Care — 1.1%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$643,934
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,060,696

		$1,704,630

Special Tax Revenue — 5.9%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$1,000	$1,116,370
Cuyahoga County, (Quicken Loans Arena), Sales Tax Revenue, 4.00%, 1/1/27	250	280,310
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,182,810
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,373,480
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,187,760
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	523,692
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	657,096
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,080,765
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/30	1,000	1,195,050

		$9,597,333

Water and Sewer — 6.4%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,102,456
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	1,500	1,791,630
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,375,776
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,462,125
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,382,140

3

Security	Principal Amount (000’s omitted)	Value
Toledo, Water System Revenue, 5.00%, 11/15/41	$2,000	$2,358,780

		$10,472,907

Total Tax-Exempt Investments — 104.7% (identified cost $156,187,400)		$170,123,093

Other Assets, Less Liabilities — (4.7)%		$(7,559,617)

Net Assets — 100.0%		$162,563,476

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2017, 48.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 26.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	55	Short	Mar-18	$(8,415,000)	$17,084

					$17,084

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $17,084.

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$170,123,093	$—	$170,123,093
Total Investments	$—	$170,123,093	$—	$170,123,093
Futures Contracts	$17,084	$—	$—	$17,084
Total	$17,084	$170,123,093	$—	$170,140,177

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018